[Dechert letterhead]

March 17, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (On behalf of Harding Loevner Frontier Emerging
Markets Portfolio (“Portfolio”))
File No. 811-07739

Ladies and Gentlemen:

Pursuant to Section 14(c) of the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary information statement in connection with the solicitation of unanimous written consent to modify a fundamental restriction of the Portfolio with respect to the concentration of investments.

No fee is required in connection with this filing. Should you have any questions or comments, please contact Jon S. Rand at 212.698.3634, Stephen H. Bier at 212.698.3889 or the undersigned at 212.641.5691.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Attachment